Segment Information - Schedule of Net Revenues by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,185,329	$ 6,010,874	$ 3,892,976
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	6,795,027	4,871,313	3,188,353
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,111,434	853,674	592,087
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 278,868	$ 285,887	$ 112,536